Risk management - Wholesale Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Forborne assets	€ 12,817	€ 13,089
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	5,934	6,063
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	217	361
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	172	454
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	372	288
Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	444	583
Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	389	54
Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	0	6
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	630	520
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	1,339	1,421
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	1,586	1,025
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	652	1,198
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	79	87
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	54	68
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	7,178	8,047
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,191	3,919
Of which: performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	69	301
Of which: performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	165	446
Of which: performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	62	148
Of which: performing | Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	266	425
Of which: performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	353	19
Of which: performing | Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	0	0
Of which: performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	284	519
Of which: performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	940	1,142
Of which: performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	867	532
Of which: performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	111	277
Of which: performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	34	87
Of which: performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	40	23
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,640	5,042
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,743	2,144
Of which: non-performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	148	60
Of which: non-performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	7	8
Of which: non-performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	310	139
Of which: non-performing | Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	178	158
Of which: non-performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	36	34
Of which: non-performing | Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	0	6
Of which: non-performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	346	0
Of which: non-performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	399	279
Of which: non-performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	719	493
Of which: non-performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	541	921
Of which: non-performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	44	0
Of which: non-performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	€ 15	€ 45